FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2009

Check here if Amendment [ ]; Amendment Number:
This Amendment:                        [X] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       Pointer Capital, LLC
Address:    3050 Peachtree Road, Suite 200
            Atlanta, Georgia 30305

Form 13F File Number: 028-12897 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Malon W. Courts
Title:   Partner
Phone:   404.614.6183

Malon W. Courts                        Atlanta, GA               11/12/2009
------------------------        -----------------------        ---------------
Signature                               City     State             Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                     FORM 13F SUMMARY PAGE Report Summary:

Number of Other Included Managers:                          None

Form 13F Information Table Entry Total:                       25

Form 13F Information Table Value Total:                   92,511

List of Other Included Managers:                            None







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
                                 TITLE OF                   MKT VAL                                   OTHER      VOTING AUTHORITY
ISSUER NAME                        CLASS         CUSIP     (X $1000)  SHARES  INVESTMENT  DISCRETION  MNGRS     SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
CEPHALON INC                    COM             156708109   2,194        37686     SOLE                         37236          450
CUBIST PHARMACEUTICALS INC      COM             229678107   1,537        76089     SOLE                         74789         1300
EV ENERGY PARTNERS L P          COM UNITS       26926V107   5,369       230935     SOLE                        150000        80935
EZCORP INC-CL A                 CL A NON VTG    302301106   5,060       370443     SOLE                        253358       117085
HARRIS CORP                     COM             413875105  34,605        92035     SOLE                         64427        27608
GLOBAL SOURCES LTD              ORD             G39300101   2,679       390030     SOLE                        274728       115302
NII HLDGS INC                   CL B NEW        62913F201   7,024       233676     SOLE                        186086        47590
UNITED ONLINE INC               COM             911268100   8,739      1086965     SOLE                        725000       361965
ATS MEDICAL INC                 COM             2083103     1,340      500,000     SOLE                        500000
BIOCLINICA INC                  COM             00971B100   1,134      276,700     SOLE                        276700
CHINA NATURAL GAS INC           COM NEW         168910206     660       54,500     SOLE                         50000         4500
CHINA-BIOTICS INC               COM             16937B109     800       50,000     SOLE                         50000
CLARIENT INC                    COM             180489106   1,463      347,625     SOLE                         25000       322625
COGENT INC                      COM NEW         19239y108   7,592      751,655     SOLE                        430000       321655
FTI CONSULTING INC              COM             302941109   2,084       48,910     SOLE                         33000        15910
MAJESCO ENTERTAINMENT           COM NEW         560690208     239      175,000     SOLE                        175000
PINNACLE FINL PARTNERS          COM             72346q104   2,110      165,980     SOLE                        110000        55980
PLUM CREEK TIMBER CO            COM             729251108   2,026       66,115     SOLE                         41500        24615
SYMANTEC CORP                   COM             871503108   2,275      138,135     SOLE                         93000        45135
VANTAGE DRILLING COMPANY        ORD SHRS        G93205113     366      200,000     SOLE                        200000
YAHOO INC                       COM             984332106   2,180      122,435     SOLE                         83500        38935
B & G FOODS INC NEW             CLA A           05508R106     205       25,000     SOLE                                      25000
DNP SELECT INCOME FD            COM             23325p104     199       22,400     SOLE                                      22400
KROGER CO.                      CALL            501044901     377        1,125     SOLE                          1125
PENN VIRGINIA GP HOLDINGS       COM UNIT R LIM  70788p105     254       19,800     SOLE                                      19800